UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement |_| adds new holding
                                                          entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, LLC
Address:  126 East 56th Street
          New York, New York 10022


13F File Number: 028-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Philippe Laffont
Title:    Managing Member
Phone:    (212) 715-5100


Signature, Place and Date of Signing:

/s/Philippe Laffont               New York, NY               February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $2,051,512
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
----       -------------------       ------------------------------
1.         028-12788                Coatue Offshore Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                       COATUE MANAGEMENT, LLC
                                                         DECEMBER 31, 2009


COLUMN 1                       COLUMN 2   COLUMN 3    COLUMN 4  COLUMN 5            COLUMN 6     COL 7             COLUMN 8

                               TITLE OF                VALUE    SHS OR    SH/ PUT/  INVESTMENT   OTHR           VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP       (x$1000)  PRN AMT   PRN CALL  DISCRETION   MGRS     SOLE        SHARED   NONE

AMAZON COM INC                 COM        023135106    22,868     170,000 SH        DEFINED       1         170,000
AMEDISYS INC                   COM        023436108    14,663     301,700 SH        DEFINED       1         301,700
AMERICAN SUPERCONDUCTOR CORP   COM        030111108    13,958     341,267 SH        DEFINED       1         341,267
AMERICAN TOWER CORP            CL A       029912201    74,518   1,724,551 SH        DEFINED       1       1,724,551
APPLE INC                      COM        037833100   354,209   1,680,850 SH        DEFINED       1       1,680,850
APPLIED MATLS INC              COM        038222105    11,902     853,800 SH        DEFINED       1         853,800
BARNES & NOBLE INC             COM        067774109    13,584     712,306 SH        DEFINED       1         712,306
BROCADE COMMUNICATIONS SYS I   COM NEW    111621306    22,699   2,975,000 SH        DEFINED       1       2,975,000
CITRIX SYS INC                 COM        177376100   125,586   3,018,166 SH        DEFINED       1       3,018,166
CROWN CASTLE INTL CORP         COM        228227104   121,653   3,116,099 SH        DEFINED       1       3,116,099
E TRADE FINANCIAL CORP         COM        269246104   127,267  72,310,782 SH        DEFINED       1      72,310,782
EMULEX CORP                    COM NEW    292475209    10,911   1,000,995 SH        DEFINED       1       1,000,995
EQUINIX INC                    COM NEW    29444U502   181,604   1,710,823 SH        DEFINED       1       1,710,823
F5 NETWORKS INC                COM        315616102   175,446   3,312,182 SH        DEFINED       1       3,312,182
FORTINET INC                   COM        34959E109       949      54,000 SH        DEFINED       1          54,000
GOOGLE INC                     CL A       38259P508   205,368     331,250 SH        DEFINED       1         331,250
JUNIPER NETWORKS INC           COM        48203R104    25,917     971,749 SH        DEFINED       1         971,749
LAS VEGAS SANDS CORP           COM        517834107     6,716     449,501 SH        DEFINED       1         449,501
MGM MIRAGE                     COM        552953101    33,793   3,705,427 SH        DEFINED       1       3,705,427
PALM INC NEW                   COM        696643105    44,913   4,477,864 SH        DEFINED       1       4,477,864
POPULAR INC                    COM        733174106    32,209  14,251,820 SH        DEFINED       1      14,251,820
QUALCOMM INC                   COM        747525103    50,701   1,096,000 SH        DEFINED       1       1,096,000
SBA COMMUNICATIONS CORP        COM        78388J106    49,439   1,447,270 SH        DEFINED       1       1,447,270
STEC INC                       COM        784774101    30,473   1,864,941 SH        DEFINED       1       1,864,941
SYNAPTICS INC                  COM        87157D109    41,295   1,347,309 SH        DEFINED       1       1,347,309
TD AMERITRADE HLDG CORP        COM        87236Y108   105,811   5,459,781 SH        DEFINED       1       5,459,781
TECHTARGET INC                 COM        87874R100     4,260     756,658 SH        DEFINED       1         756,658
VISA INC                       COM CL A   92826C839    83,985     960,262 SH        DEFINED       1         960,262
YAHOO INC                      COM        984332106    64,818   3,862,800 SH        DEFINED       1       3,862,800




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